Long-term Debt Long-term Debt - Summary Table (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
		May 29, 2015	Mar. 31, 2016		Jun. 30, 2016		Dec. 31, 2015		Sep. 01, 2016	Dec. 31, 2014		Jul. 11, 2013
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis							3 month LIBOR
Long-term Debt			$ 5,601,000		$ 5,552,000		$ 5,656,000			$ 5,800,000
Long-term Debt, Current Maturities							264,000			245,000
Debt Issuance Costs, Net			62,000		60,000		63,000	[1]		69,000	[1]
Long-term Debt, Excluding Current Maturities			5,274,000		5,218,000		5,329,000			5,486,000
Pro-Rate Share of Debt Held by Unconsolidated Affiliates							454,000
Other Debt [Member]
Debt Instrument [Line Items]
Long-term Debt			1,000		1,000		2,000			3,000
Letters of Credit Outstanding, Amount			0		0
Project [Domain]
Debt Instrument [Line Items]
Long-term Debt			4,186,000		4,133,000		4,254,000			4,974,000
3.25% Convertible Notes due 2020 [Member]
Debt Instrument [Line Items]
Interest Expense at Effective Rate							8,000
Long-term Debt			$ 267,000	[2]	$ 268,000	[3]	$ 266,000	[2],[3],[4]		0	[4]
Debt Instrument, Interest Rate, Stated Percentage			3.25%		3.25%		3.25%
Debt Instrument, Unamortized Discount			$ 20,000		$ 19,000		$ 21,000
3.5% Convertible Notes due 2019 [Member]
Debt Instrument [Line Items]
Interest Expense at Effective Rate							18,000
Long-term Debt			$ 332,000	[5]	$ 333,000	[6]	$ 330,000	[5],[6],[7]		326,000	[7]
Debt Instrument, Interest Rate, Stated Percentage			3.50%		3.50%		3.50%
Debt Instrument, Unamortized Discount			$ 13,000		$ 12,000		$ 15,000			19,000
5.375% Senior Notes due in 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			5.375%		5.375%		5.375%
Senior Notes			$ 500,000		$ 500,000		$ 500,000			500,000
NRG Yield Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis							1 month LIBOR
Debt Instrument, Basis Spread on Variable Rate	[8]						2.75%
Long-term Debt			$ 316,000		$ 318,000		$ 306,000			0
Alpine Financing Agreement, due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR	[9]	3-Month LIBOR	[10]	3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate			1.75%		1.75%
Long-term Debt			$ 153,000		$ 151,000		$ 154,000			163,000
Alta Wind I, lease financing arrangement, due 2034 [Member]
Debt Instrument [Line Items]
Long-term Debt			$ 252,000		$ 245,000		$ 252,000			261,000
Debt Instrument, Interest Rate, Stated Percentage			7.015%		7.015%		7.015%
Alta Wind II, lease financing arrangement, due 2034 [Member]
Debt Instrument [Line Items]
Long-term Debt			$ 198,000		$ 194,000		$ 198,000			205,000
Debt Instrument, Interest Rate, Stated Percentage			5.696%		5.696%		5.696%
Alta Wind III, lease financing arrangement, due 2034 [Member]
Debt Instrument [Line Items]
Long-term Debt			$ 206,000		$ 201,000		$ 206,000			212,000
Debt Instrument, Interest Rate, Stated Percentage			6.067%		6.067%		6.067%
Alta Wind IV, lease financing arrangement, due 2034 [Member]
Debt Instrument [Line Items]
Long-term Debt			$ 133,000		$ 130,000		$ 133,000			138,000
Debt Instrument, Interest Rate, Stated Percentage			5.938%		5.938%		5.938%
Alta Wind V, lease financing arrangement, due 2035 [Member]
Debt Instrument [Line Items]
Long-term Debt			$ 213,000		$ 208,000		$ 213,000			220,000
Debt Instrument, Interest Rate, Stated Percentage			6.071%		6.071%		6.071%
Alta Wind X, due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis							3 month LIBOR
Debt Instrument, Basis Spread on Variable Rate							2.00%
Long-term Debt							$ 0			300,000
Alta Wind XI, due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis							3 month LIBOR
Debt Instrument, Basis Spread on Variable Rate							2.00%
Long-term Debt							$ 0			191,000
Alta Realty Investments, due 2031 [Member]
Debt Instrument [Line Items]
Long-term Debt			$ 32,000		$ 32,000		$ 33,000			34,000
Debt Instrument, Interest Rate, Stated Percentage			7.00%		7.00%		7.00%
Alta Wind Asset Management, due 2031 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis			3 month LIBOR	[9]	3 month LIBOR	[10]	3 month LIBOR
Debt Instrument, Basis Spread on Variable Rate			2.375%		2.375%		2.375%
Long-term Debt			$ 19,000		$ 18,000		$ 19,000			20,000
Avra Valley Financing Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR	[9]	3-Month LIBOR	[10]
Debt Instrument, Basis Spread on Variable Rate			1.75%		1.75%
Long-term Debt			$ 59,000		$ 58,000		$ 60,000			63,000
NRG Solar Blythe LLC Credit Agreement Due 2028 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR	[9]	3-Month LIBOR	[10]	3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate			1.625%		1.625%		1.625%
Long-term Debt			$ 21,000		$ 21,000		$ 21,000			22,000
Borrego Financing Agreement, due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR	[9]	3-Month LIBOR	[10]	3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate			2.50%		2.50%		2.50%
Long-term Debt			$ 72,000		$ 71,000		$ 72,000			75,000
CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			3.775%				3.775%
Long-term Debt			$ 780,000		$ 780,000		$ 793,000			815,000
Borrego Financing Agreement, due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate							5.65%
Debt Instrument, Interest Rate, Stated Percentage			5.65%		5.65%
West Holdings Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis			3 month LIBOR	[9]	3 month LIBOR	[10]
Long-term Debt			$ 457,000		$ 457,000		$ 485,000			506,000
West Holdings Credit Agreement due 2023 Tranche A [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis		LIBOR
Debt Instrument, Basis Spread on Variable Rate		1.625%	1.625%		1.625%
NRG Energy Center Minneapolis LLC Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long-term Debt			$ 107,000		$ 100,000		$ 108,000			121,000
Kansas South Facility, due 2031 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis			6-Month LIBOR	[9]	6-Month LIBOR	[10]
Debt Instrument, Basis Spread on Variable Rate			2.00%		2.00%		2.00%
Long-term Debt			$ 32,000		$ 31,000		$ 33,000			35,000
Laredo Ridge Wind, LLC, due in 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR	[9]	3-Month LIBOR	[10]	3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate			1.875%		1.875%		1.875%
Long-term Debt			$ 103,000		$ 102,000		$ 104,000			108,000
Marsh Landing Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term Debt			410,000		410,000		418,000			464,000
PFMG Financing Agreement [Member]
Debt Instrument [Line Items]
Long-term Debt			$ 29,000		$ 29,000		$ 29,000			31,000
Debt Instrument, Interest Rate, Stated Percentage			6.00%		6.00%		6.00%
Roadrunner Financing Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR	[9]	3-Month LIBOR	[10]	3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate			1.625%		1.625%		1.625%
Long-term Debt			$ 39,000		$ 38,000		$ 40,000			42,000
Kansas South Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis							6 month LIBOR
South Trent Financing Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR	[9]	3-Month LIBOR	[10]	3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate			1.625%		1.625%		1.625%
Long-term Debt			$ 61,000		$ 59,000		$ 62,000			65,000
Avra Valley [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis							3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate							1.75%
High Desert Facility [Member]
Debt Instrument [Line Items]
Long-term Debt			$ 52,000		$ 51,000		$ 52,000			55,000
Tapestry Wind LLC due in 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR	[9]	3-Month LIBOR	[10]	3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate			1.625%		1.625%		1.625%
Long-term Debt			$ 178,000		$ 176,000		$ 181,000			192,000
Viento Funding II, Inc., due in 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR	[9]	3-Month LIBOR	[10]	3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate			2.75%		2.75%		2.75%
Long-term Debt			$ 189,000		$ 183,000		$ 189,000			196,000		$ 200,000
Walnut Creek Energy, LLC, due in 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis			1 month LIBOR	[9]	1 month LIBOR	[10]	1 month LIBOR
Debt Instrument, Basis Spread on Variable Rate			1.625%		1.625%		1.625%
Long-term Debt			$ 344,000		$ 341,000		$ 351,000			391,000
WCEP Holdings, LLC, due in 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR	[9]	3-Month LIBOR	[10]	3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate			3.00%		3.00%		3.00%
Long-term Debt			$ 46,000		$ 46,000		$ 46,000			$ 46,000
West Holdings Credit Agreement due 2023 Tranche B [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis		LIBOR
Debt Instrument, Basis Spread on Variable Rate		2.25%	2.25%		2.25%
Marsh Landing Tranche B due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis			1 month LIBOR	[9]	1 month LIBOR	[10]	3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate			1.875%		1.875%		1.875%
Marsh Landing Tranche A due December 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis			1 month LIBOR	[9]	1 month LIBOR	[10]
Debt Instrument, Basis Spread on Variable Rate			1.75%		1.75%		1.75%
NRG Energy Center Minneapolis LLC Senior Secured Notes, due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			5.95%		5.95%		5.95%
NRG Energy Center Minneapolis LLC Senior Secured Notes, due 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			7.25%		7.25%		7.25%
High Desert Facility, due 2033 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR	[9]	3-Month LIBOR	[10]	3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate			2.50%		2.50%		2.50%
TA - High Desert, due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			5.15%		5.15%		5.15%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis			1 month LIBOR	[9]	1 month LIBOR	[10]
Debt Instrument, Basis Spread on Variable Rate			2.75%	[11]	2.75%	[12]
Letter of Credit [Member] | Other Debt [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount							$ 0
Letter of Credit [Member] | NRG Yield Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			$ 60,000		$ 67,000		56,000		$ 63,000
Letter of Credit [Member] | Alpine Financing Agreement, due 2022 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			37,000		37,000		37,000
Letter of Credit [Member] | Alta Wind I, lease financing arrangement, due 2034 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			16,000		16,000		16,000
Letter of Credit [Member] | Alta Wind II, lease financing arrangement, due 2034 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			28,000		23,000		28,000
Letter of Credit [Member] | Alta Wind III, lease financing arrangement, due 2034 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			28,000		24,000		28,000
Letter of Credit [Member] | Alta Wind IV, lease financing arrangement, due 2034 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			19,000		16,000		19,000
Letter of Credit [Member] | Alta Wind V, lease financing arrangement, due 2035 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			31,000		27,000		31,000
Letter of Credit [Member] | Alta Wind X, due 2020 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount							0
Letter of Credit [Member] | Alta Wind XI, due 2020 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount							0
Letter of Credit [Member] | Alta Realty Investments, due 2031 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			0		0		0
Letter of Credit [Member] | Alta Wind Asset Management, due 2031 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			0		0		0
Letter of Credit [Member] | Avra Valley Financing Agreement [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			3,000		3,000		3,000
Letter of Credit [Member] | NRG Solar Blythe LLC Credit Agreement Due 2028 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			6,000		6,000		6,000
Letter of Credit [Member] | Borrego Financing Agreement, due 2024 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			5,000		5,000		5,000
Letter of Credit [Member] | CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			0		0		0
Letter of Credit [Member] | West Holdings Credit Agreement [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			82,000		82,000		82,000
Letter of Credit [Member] | NRG Energy Center Minneapolis LLC Senior Secured Notes [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			0		0		0
Letter of Credit [Member] | Kansas South Facility, due 2031 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			4,000		4,000		4,000
Letter of Credit [Member] | Laredo Ridge Wind, LLC, due in 2026 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			10,000		10,000		10,000
Letter of Credit [Member] | Marsh Landing Term Loan Facility [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			36,000		45,000		22,000
Letter of Credit [Member] | PFMG Financing Agreement [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			0		0		0
Letter of Credit [Member] | Roadrunner Financing Agreement [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			5,000		5,000		5,000
Letter of Credit [Member] | South Trent Financing Agreement [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			10,000		10,000		10,000
Letter of Credit [Member] | High Desert Facility [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			8,000		8,000		8,000
Letter of Credit [Member] | Tapestry Wind LLC due in 2021 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			20,000		20,000		20,000
Letter of Credit [Member] | Viento Funding II, Inc., due in 2023 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			27,000		27,000		27,000
Letter of Credit [Member] | Walnut Creek Energy, LLC, due in 2023 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			52,000		60,000		41,000
Letter of Credit [Member] | WCEP Holdings LLC [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount			$ 0		$ 0
January 31, 2031 [Member] | Notes Payable, Other Payables [Member] | Alta Realty Investments, due 2031 [Member]
Debt Instrument [Line Items]
Long-term Debt							33,000
May 15, 2031 [Member] | Term Loan Facility [Member] | Alta Wind Asset Management, due 2031 [Member]
Debt Instrument [Line Items]
Long-term Debt							$ 19,000
Minimum [Member] | Alpine Financing Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate							1.75%
Minimum [Member] | CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.339%		2.339%		2.339%
Minimum [Member] | West Holdings Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis							1 month LIBOR
Minimum [Member] | West Holdings Credit Agreement due 2023 Tranche A [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate							1.625%
Minimum [Member] | West Holdings Credit Agreement due 2023 Tranche B [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate							2.25%

[1]	Total net debt reflects the reclassification of deferred financing costs to reduce long-term debt as further described in Note 2, Summary of Significant Accounting Policies.
[2]	Net of discount of $20 million and $21 million as of March 31, 2016, and December 31, 2015, respectively
[3]	Net of discount of $19 million and $21 million as of June 30, 2016, and December 31, 2015, respectively
[4]	Net of discount of $21 million as of December 31, 2015.
[5]	Net of discount of $13 million and $15 million as of March 31, 2016, and December 31, 2015, respectively.
[6]	Net of discount of $12 million and $15 million as of June 30, 2016, and December 31, 2015, respectively.
[7]	Net of discount of $15 million and $19 million as of December 31, 2015, and December 31, 2014, respectively.
[8]	Applicable rate is determined by the Borrower Leverage Ratio, as defined in the credit agreement.
[9]	As of March 31, 2016, L+ equals 3 month LIBOR plus x%, except for the NRG Marsh Landing term loan, Walnut Creek term loan, and NRG Yield LLC and Yield Operating LLC Revolving Credit Facility, where L+ equals 1 month LIBOR plus x% and Kansas South, where L+ equals 6 month LIBOR plus x%
[10]	As of June 30, 2016, L+ equals 3 month LIBOR plus x%, except for the Marsh Landing term loan, Walnut Creek term loan, and NRG Yield LLC and NRG Yield Operating LLC Revolving Credit Facility, where L+ equals 1 month LIBOR plus x% and Kansas South, where L+ equals 6 month LIBOR plus x%
[11]	Applicable rate is determined by the Borrower Leverage Ratio, as defined in the credit agreement.
[12]	Applicable rate is determined by the Borrower Leverage Ratio, as defined in the credit agreement.